Shareholder Report, Holdings (Details)	Jun. 30, 2024
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Dutch Bros, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 2 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Natera, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | FTAI Aviation Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | XPO, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | AAON, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Chemed Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Bio-Techne Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Onto Innovation, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Dutch Bros, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Carpenter Technology Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | SiteOne Landscape Supply, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.10%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Columbia Variable Portfolio – Small Company Growth Fund Class 1 | Other Security Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%